Restatement of Financial Statements (Details) - Schedule of statement of operations - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	Jan. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Jul. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Statement of Operations and Comprehensive Loss
Loss from operations	$ (3,480)			$ (815,088)
GOOD WORKS ACQUISITION CORP. [Member]
Statement of Operations and Comprehensive Loss
Loss from operations		$ (1,090,125)	$ (2,000)		$ (2,032,419)	$ (153,657)	$ (2,000)
Other (expense) income:
Change in fair value of warrant liabilities		34,540			(76,332)	19,284
Interest income		$ 12,113			$ 49,769	27,342
As Previously Reported | GOOD WORKS ACQUISITION CORP. [Member]
Statement of Operations and Comprehensive Loss
Loss from operations						(153,657)
Other (expense) income:
Change in fair value of warrant liabilities						1,238,234
Interest income						27,342
Total other (expense) income						1,265,576
Net income (loss)						$ 1,111,919
Basic and diluted weighted-average redeemable common shares outstanding (in Shares)						16,710,435
Basic and diluted net income (loss) per redeemable common shares						$ 0.00
Basic and diluted weighted-average non-redeemable common shares outstanding (in Shares)						4,496,137
Basic and diluted net income (loss) per non-redeemable common shares						$ 0.25
Restatement Adjustment | GOOD WORKS ACQUISITION CORP. [Member]
Other (expense) income:
Change in fair value of warrant liabilities						$ (1,218,950)
Interest income						0
Total other (expense) income						(1,218,950)
Net income (loss)						$ (1,218,950)
Basic and diluted weighted-average redeemable common shares outstanding (in Shares)						12,921
Basic and diluted net income (loss) per redeemable common shares						$ 0
Basic and diluted weighted-average non-redeemable common shares outstanding (in Shares)						(12,921)
Basic and diluted net income (loss) per non-redeemable common shares						$ (0.27)
As Restated [Member] | GOOD WORKS ACQUISITION CORP. [Member]
Statement of Operations and Comprehensive Loss
Loss from operations						$ (153,657)
Other (expense) income:
Change in fair value of warrant liabilities						19,284
Interest income						27,342
Total other (expense) income						46,626
Net income (loss)						$ (107,031)
Basic and diluted weighted-average redeemable common shares outstanding (in Shares)						16,723,356
Basic and diluted net income (loss) per redeemable common shares						$ 0.00
Basic and diluted weighted-average non-redeemable common shares outstanding (in Shares)						4,483,216
Basic and diluted net income (loss) per non-redeemable common shares						$ (0.02)